Revenue Disaggregation	12 Months Ended
Dec. 31, 2022
Revenue Disaggregation
Revenue Disaggregation

16. Revenue Disaggregation

Revenues by source consist of the following:

	For the Years Ended December 31
	2020	2021	2022
Vehicle sales	9,282,703	26,128,469	44,106,434
Other sales and services	173,906	881,310	1,180,382
Total	9,456,609	27,009,779	45,286,816

Revenue by timing of recognition is analyzed as follows:

	For the Years Ended December 31,
	2020	2021	2022
Revenue recognized at a point in time	9,436,095	26,917,836	45,150,485
Including: Vehicle sales	9,282,703	26,128,469	44,106,434
Other sales and services	153,392	789,367	1,044,051
Revenue recognized over time	20,514	91,943	136,331
Total	9,456,609	27,009,779	45,286,816

Revenues arising from vehicle sales are recognized at a point in time when the control of the products are transferred to the users. Revenues from other sales and services which are recognized at a point in time include (i) sales and installment of charging piles, (ii) sales of goods from online store, (iii) certain services under the Li Plus Membership, and (iv) sales of Automotive Regulatory Credits. In such instances, revenues are recognized at a point in time when the control of the products and services are transferred to the users.

Certain revenue arising from other sales and services is recognized over time, including vehicle internet connection services, FOTA upgrades and certain services under the Li Plus Membership.